Schedule of reconciliation of reportable segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Segment Information
Revenue as per IFRS - Rendering of services		₨ 7,383,464	₨ 3,583,798	₨ 3,405,548
Other Revenue	$ 6,685	571,058	606,099	421,717
Total Revenue		₨ 7,954,522	₨ 4,189,897	₨ 3,827,265